Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Oct. 31, 2018
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Loans by geography and portfolio net of allowance

Loans by geography and portfolio net of allowance

	IFRS 9
	As at October 31, 2018
(Millions of Canadian dollars)	Canada	United States	Other International	Total	Allowance for losses (1)	Total net of allowance
Retail (2)
Residential mortgages	$265,831	$13,493	$3,147	$282,471	$(382)	$282,089
Personal	82,112	7,172	3,416	92,700	(841)	91,859
Credit cards (3)	18,793	368	254	19,415	(725)	18,690
Small business (4)	4,866	–	–	4,866	(49)	4,817
Wholesale (2)
Business, Sovereign and Bank (5), (6), (7)	103,069	59,442	17,767	180,278	(915)	179,363
Total loans	$474,671	$80,475	$24,584	$579,730	$(2,912)	$576,818
Undrawn loan commitments – Retail	199,395	609	1,250	201,254	(90)
Undrawn loan commitments – Wholesale	96,146	173,308	53,797	323,251	(64)

	IAS 39
	As at October 31, 2017
(Millions of Canadian dollars)	Canada	United States	Other International	Total
Retail (2)
Residential mortgages	$255,799	$11,449	$3,100	$270,348
Personal	82,022	6,357	3,915	92,294
Credit cards (3)	17,491	294	250	18,035
Small business (4)	4,493	–	–	4,493
	359,805	18,100	7,265	385,170
Wholesale (2)
Business (5)	74,425	51,556	20,310	146,291
Bank (6)	1,027	2,498	437	3,962
Sovereign (7)	7,370	934	1,049	9,353
	82,822	54,988	21,796	159,606
Total loans	442,627	73,088	29,061	544,776
Allowance for loan losses	(1,406)	(234)	(519)	(2,159)
Total loans net of allowance for loan losses	$441,221	$72,854	$28,542	$542,617

(1)	Excludes allowance for loans measured at FVOCI of $1 million under IFRS 9.
(2)	Geographic information is based on residence of borrower.
(3)	The credit cards business is managed as a single portfolio and includes both consumer and business cards.
(4)	Includes small business exposure managed on a pooled basis.
(5)	Includes small business exposure managed on an individual client basis.
(6)	Bank refers primarily to regulated deposit-taking institutions and securities firms.
(7)	Sovereign refers to all central governments and agencies, central banks, as well as other qualifying public sector entities and multilateral development banks.

Loans maturity and rate sensitivity

Loans maturity and rate sensitivity

	IFRS 9
	As at October 31, 2018
	Maturity term (1)				Rate sensitivity
(Millions of Canadian dollars)	Under 1 year (2)	1 to 5 years	Over 5 years	Total	Floating	Fixed Rate	Non-rate- sensitive	Total
Retail	$217,188	$163,291	$18,973	$399,452	$123,826	$268,793	$6,833	$399,452
Wholesale	144,208	27,789	8,281	180,278	31,016	147,970	1,292	180,278
Total loans	$361,396	$191,080	$27,254	$579,730	$154,842	$416,763	$8,125	$579,730
Allowance for loan losses				(2,912)				(2,912)
Total loans net of allowance for loan losses				$576,818				$576,818

	IAS 39
	As at October 31, 2017
	Maturity term (1)				Rate sensitivity
(Millions of Canadian dollars)	Under 1 year (2)	1 to 5 years	Over 5 years	Total	Floating	Fixed Rate	Non-rate- sensitive	Total
Retail	$202,221	$165,337	$17,612	$385,170	$112,299	$267,124	$5,747	$385,170
Wholesale	123,570	27,907	8,129	159,606	21,202	136,111	2,293	159,606
Total loans	$325,791	$193,244	$25,741	$544,776	$133,501	$403,235	$8,040	$544,776
Allowance for loan losses				(2,159)				(2,159)
Total loans net of allowance for loan losses				$542,617				$542,617

(1)	Generally, based on the earlier of contractual repricing or maturity date.
(2)	Includes variable rate loans that can be repriced at the clients’ discretion without penalty.

Disclosure of Allowance for Credit Losses

Allowance for credit losses

	IFRS 9
	For the year ended October 31, 2018
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs (1)	Exchange rate and other (2)	Balance at end of period
Retail
Residential mortgages	$378	$47	$(43)	$–	$382
Personal	826	513	(431)	(13)	895
Credit cards	693	534	(468)	1	760
Small business	49	33	(28)	(3)	51
Wholesale
Business, sovereign and bank	1,010	156	(142)	(45)	979
Customers’ liability under acceptances	20	–	–	1	21
	$2,976	$1,283	$(1,112)	$(59)	$3,088
Presented as:
Allowance for loan losses	$2,749				$2,912
Other liabilities – Provisions	207				154
Customers’ liability under acceptances	20				21
Other components of equity	–				1

(1)	Loans written-off are generally subject to continued collection efforts for a period of time following write-off. The contractual amount outstanding on loans written-off during the year ended October 31, 2018 that are no longer subject to enforcement activity was $83 million.
(2)	Includes interest income on impaired loans of $77 million for the year ended October 31, 2018.

Allowance for credit losses

	IAS 39
	For the year ended October 31, 2017
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Write-offs	Recoveries	Unwind of discount	Exchange rate changes/ other	Balance at end of period
Retail
Residential mortgages	$273	$90	$(53)	$8	$(21)	$–	$297
Personal	529	422	(543)	116	(11)	(1)	512
Credit cards	386	427	(565)	131	–	–	379
Small business	65	29	(38)	9	(3)	(6)	56
	1,253	968	(1,199)	264	(35)	(7)	1,244
Wholesale
Business	979	180	(226)	66	(69)	(18)	912
Bank	–	–	–	–	–	–	–
	979	180	(226)	66	(69)	(18)	912
Acquired credit-impaired loans	3	2	–	–	–	(2)	3
Total allowance for loan losses	2,235	1,150	(1,425)	330	(104)	(27)	2,159
Allowance for off-balance sheet and other items (1)	91	–	–	–	–	–	91
Total allowance for credit losses	$2,326	$1,150	$(1,425)	$330	$(104)	$(27)	$2,250
Individually assessed	$365	$86	$(139)	$47	$(52)	$(3)	$304
Collectively assessed	1,961	1,064	(1,286)	283	(52)	(24)	1,946
Total allowance for credit losses	$2,326	$1,150	$(1,425)	$330	$(104)	$(27)	$2,250

(1)	The allowance for off-balance sheet and other items is reported separately in Other liabilities – Provisions.

Summary of Allowance for Credit Losses by Stage, for Each Major Product Category

The following tables reconcile the opening and closing allowance for credit losses by stage, for each major product category.

Reconciling items include the following:

•	Model changes, which generally comprise the impact of significant changes to the quantitative models used to estimate expected credit losses, and any staging impacts that may arise.
•	Transfers between stages, which are presumed to occur before any corresponding remeasurements of the allowance.
•	Purchases and originations, which reflect the allowance related to assets newly recognized during the period, including those assets that were derecognized following a modification of terms.
•

Derecognitions and maturities, which reflect the allowance related to assets derecognized during the period without a credit loss being incurred, including those assets that were derecognized following a modification of terms.

•

Remeasurements which comprise the impact of changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions; partial repayments and additional draws on existing facilities; changes in the measurement following a transfer between stages; and unwinding of the time value discount due to the passage of time in Stage 1 and Stage 2.

Allowance for credit losses – Residential mortgages

	IFRS 9
	For the year ended October 31, 2018
	Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$140	$65	$173	$378
Provision for credit losses
Model changes	20	2	4	26
Transfers in (out) to Stage 1	59	(59)	–	–
Transfers in (out) to Stage 2	(18)	23	(5)	–
Transfers in (out) to Stage 3	(2)	(16)	18	–
Purchases and originations	63	1	–	64
Derecognitions and maturities	(13)	(10)	–	(23)
Remeasurements	(110)	56	34	(20)
Write-offs	–	–	(51)	(51)
Recoveries	–	–	8	8
Exchange rate and other	3	2	(5)	–
Balance at end of period	$142	$64	$176	$382

Allowance for credit losses – Personal

	IFRS 9
	For the year ended October 31, 2018
	Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$278	$427	$121	$826
Provision for credit losses
Model changes	(10)	1	(6)	(15)
Transfers in (out) to Stage 1	712	(712)	–	–
Transfers in (out) to Stage 2	(140)	141	(1)	–
Transfers in (out) to Stage 3	(3)	(157)	160	–
Purchases and originations	107	5	–	112
Derecognitions and maturities	(33)	(130)	–	(163)
Remeasurements	(668)	938	309	579
Write-offs	–	–	(552)	(552)
Recoveries	–	–	121	121
Exchange rate and other	(1)	(1)	(11)	(13)
Balance at end of period	$242	$512	$141	$895

Allowance for credit losses – Credit cards

	IFRS 9
	For the year ended October 31, 2018
	Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$251	$442	$–	$693
Provision for credit losses
Model changes	(65)	64	–	(1)
Transfers in (out) to Stage 1	693	(693)	–	–
Transfers in (out) to Stage 2	(123)	123	–	–
Transfers in (out) to Stage 3	(2)	(227)	229	–
Purchases and originations	11	2	–	13
Derecognitions and maturities	(12)	(60)	–	(72)
Remeasurements	(592)	947	239	594
Write-offs	–	–	(599)	(599)
Recoveries	–	–	131	131
Exchange rate and other	–	1	–	1
Balance at end of period	$161	$599	$–	$760

Allowance for credit losses – Small business

	IFRS 9
	For the year ended October 31, 2018
	Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$15	$15	$19	$49
Provision for credit losses
Model changes	–	–	–	–
Transfers in (out) to Stage 1	31	(31)	–	–
Transfers in (out) to Stage 2	(5)	5	–	–
Transfers in (out) to Stage 3	–	(11)	11	–
Purchases and originations	10	–	–	10
Derecognitions and maturities	(4)	(9)	–	(13)
Remeasurements	(31)	48	19	36
Write-offs	–	–	(35)	(35)
Recoveries	–	–	7	7
Exchange rate and other	1	(1)	(3)	(3)
Balance at end of period	$17	$16	$18	$51

Allowance for credit losses – Business, sovereign and bank

	IFRS 9
	For the year ended October 31, 2018
	Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$251	$352	$407	$1,010
Provision for credit losses
Model changes	(17)	(12)	(6)	(35)
Transfers in (out) to Stage 1	207	(207)	–	–
Transfers in (out) to Stage 2	(66)	93	(27)	–
Transfers in (out) to Stage 3	(2)	(43)	45	–
Purchases and originations	227	46	–	273
Derecognitions and maturities	(153)	(179)	–	(332)
Remeasurements	(176)	289	137	250
Write-offs	–	–	(207)	(207)
Recoveries	–	–	65	65
Exchange rate and other	3	1	(49)	(45)
Balance at end of period	$274	$340	$365	$979

Summary of Primary Macroeconomic Drivers of Credit Losses in Models Used to Estimate ACL on Performing Loans, Commitments, and Acceptances

The following table shows the primary macroeconomic variables used in the models to estimate ACL on performing loans, commitments, and acceptances. The downside scenario reflects a negative macro-economic event occurring within the first 12 months, with conditions deteriorating for up to two years, followed by a recovery for the remainder of the period. This scenario is grounded in historical experience and assumes a monetary policy response that returns the economy to a long-run, sustainable growth rate within the forecast period. In addition to the scenarios described below, we also apply other downside scenarios that allow us to consider a broader range of possible outcomes for our credit portfolios.

	IFRS 9
	As at October 31, 2018
	Base Scenario		Upside Scenario		Downside Scenario
Driver	Next 12 months	2 to 5 years	Next 12 months	2 to 5 years	Next 12 months	2 to 5 years
Unemployment rate: (1)
Canada	5.8%	6.0%	5.7%	5.1%	6.8%	7.1%
U.S.	3.6%	4.1%	3.6%	3.3%	4.8%	5.3%
Gross domestic product (2)
Canada	1.7%	1.7%	2.3%	2.1%	(2.0)%	2.7%
U.S.	2.1%	1.4%	2.1%	1.9%	(2.3)%	2.6%
Oil price (West Texas Intermediate) growth rate (3)	5.6%	(2.1)%	36.0%	(7.9)%	(36.0)%	11.8%
Canadian housing price index growth rate (3)	0.1%	3.9%	5.3%	2.5%	(9.2)%	5.8%

(1)	Represents the average quarterly unemployment level over the period.
(2)	Represents the average quarter-over-quarter gross domestic product annualized over the period.
(3)	Growth rates are calculated on an annualized basis spanning years 2 to 5.

Impact of Staging on ACL

The following table illustrates the impact of staging on our ACL by comparing our allowance if all performing loans were in Stage 1 to the actual ACL recorded on these assets.

	IFRS 9
	As at October 31, 2018
	ACL – All performing loans in Stage 1	Impact of staging	Stage 1 and 2 ACL
Performing loans (1)	$1,526	$841	$2,367

(1)	Represents loans and commitments in Stage 1 and Stage 2.

Credit risk exposure by internal risk rating

The following tables present the gross carrying amount of loans measured at amortized cost, and the full contractual amount of undrawn loan commitments subject to the impairment requirements of IFRS 9. Risk ratings are based on internal ratings as at the reporting date as outlined in the internal ratings maps for Wholesale and Retail facilities in the Credit risk section of Management’s Discussion and Analysis.

	IFRS 9
	As at October 31, 2018
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total
Retail
Loans outstanding – Residential mortgages
Low risk	$222,026	$3,688	$–	$225,714
Medium risk	13,681	1,369	–	15,050
High risk	2,577	2,897	–	5,474
Not rated	34,670	578	–	35,248
Impaired	–	–	726	726
	272,954	8,532	726	282,212
Items not subject to impairment (2)				259
Total				282,471
Loans outstanding – Personal
Low risk	$71,763	$1,256	$–	$73,019
Medium risk	6,124	1,925	–	8,049
High risk	998	1,672	–	2,670
Not rated	8,595	64	–	8,659
Impaired	–	–	303	303
	87,480	4,917	303	92,700
Total				92,700
Loans outstanding – Credit cards
Low risk	$13,185	$100	$–	$13,285
Medium risk	2,234	1,632	–	3,866
High risk	139	1,331	–	1,470
Not rated	764	30	–	794
	16,322	3,093	–	19,415
Total				19,415
Loans outstanding – Small business
Low risk	$2,004	$46	$–	$2,050
Medium risk	2,230	102	–	2,332
High risk	95	178	–	273
Not rated	166	1	–	167
Impaired	–	–	44	44
	4,495	327	44	4,866
Total				4,866
Undrawn loan commitments – Retail
Low risk	$182,426	$1,270	$–	$183,696
Medium risk	10,794	239	–	11,033
High risk	3,740	166	–	3,906
Not rated	2,584	35	–	2,619
Total	199,544	1,710	–	201,254
Wholesale
Loans outstanding – Business, sovereign and bank
Investment grade	$46,869	$324	$–	$47,193
Non-investment grade	106,027	10,190	–	116,217
Not rated	6,692	411	–	7,103
Impaired	–	–	1,096	1,096
	159,588	10,925	1,096	171,609
Items not subject to impairment (2)				8,669
Total	159,588	10,925	1,096	180,278
Undrawn loan commitments – Wholesale
Investment grade	$222,970	$93	$–	$223,063
Non-investment grade	88,828	7,069	–	95,897
Not rated	4,291	–	–	4,291
Total	316,089	7,162	–	323,251

(1)	As at October 31, 2018, 88% of credit-impaired loans were either fully or partially collateralized. For details on the types of collateral held against credit-impaired assets and our policies on collateral, refer to the Credit risk mitigation section of Management’s Discussion and Analysis.
(2)	Retail Loans outstanding – Residential mortgages and Wholesale loans outstanding – Business, sovereign and bank items not subject to impairment are loans held at FVTPL.

Loans and acceptances and undrawn commitments (1)

	IAS 39
	As at October 31, 2017
(Millions of Canadian dollars)	Low risk	Medium risk	High risk	Impaired	Standardized and Non-Rated (2)	Total
Retail (3)
Residential mortgages	$221,911	$ 12,388	$2,383	$ 284	$34,200	$271,166
Personal	161,484	12,238	2,736	193	3,763	180,414
Credit cards	31,883	5,320	1,396	–	1,262	39,861
Small business	7,770	1,908	433	31	1,239	11,381
	$423,048	$ 31,854	$6,948	$ 508	$40,464	$502,822

	IAS 39
	As at October 31, 2017
(Millions of Canadian dollars)	Investment grade	Non- investment grade	Impaired	Total
Wholesale (4)
Business	$108,733	$164,256	$1,372	$274,361
Sovereign	21,457	1,311	–	22,768
Bank	3,519	2,165	–	5,684
Total	$133,709	$167,732	$1,372	$302,813

(1)	This table represents our retail and wholesale loans and acceptances outstanding and undrawn commitments by portfolio and risk category. The amounts in the tables are before allowance for loans.
(2)	Under the standardized approach, credit risk exposure is based on risk weights prescribed by OSFI.
(3)	Includes undrawn commitments of $1.0 billion, $88.1 billion, $21.8 billion, and $6.9 billion for Residential mortgages, Personal, Credit cards and Small business, respectively.
(4)	Includes undrawn commitments of $113.9 billion, $11.4 billion, and $1.4 billion for Business, Sovereign and Bank, respectively.

Disclosure of Loans Past Due But Not impaired

Loans past due but not impaired (1)

	IFRS 9				IAS 39
	As at
	October 31, 2018				October 31, 2017
(Millions of Canadian dollars)	1 to 29 days	30 to 89 days	90 days and greater	Total	1 to 29 days	30 to 89 days	90 days and greater	Total
Retail	$2,995	$1,402	$179	$4,576	$3,097	$1,337	$307	$4,741
Wholesale	1,246	468	–	1,714	1,251	424	–	1,675
	$4,241	$1,870	$179	$6,290	$4,348	$1,761	$307	$6,416

(1)	Amounts presented may include loans past due as a result of administrative processes, such as mortgage loans on which payments are restrained pending payout due to sale or refinancing. Past due loans arising from administrative processes are not representative of the borrowers’ ability to meet their payment obligations.

Disclosure of Gross Carrying Value of Loans Individually Determined to be Impaired

Gross carrying value of loans individually determined to be impaired (1)

IAS 39
As at
(Millions of Canadian dollars)	October 31 2017
Wholesale (2)
Business	$1,126
Acquired credit-impaired loans	256
Total	$1,382

(1)	Average balance of gross individually assessed impaired loans for the year ended October 31, 2017 – $2,065 million.
(2)	Excludes acquired credit-impaired (ACI) loans.